Derivatives - Gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (Details) - Not designated as hedging instrument - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ (110)	$ (100)	$ (100)
MBS with embedded derivatives | Realized gains (losses) on securities
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		5	(4)	(3)
Public company warrants | Realized gains (losses) on securities
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		0	(3)	0
Fixed-indexed and variable-indexed annuities (embedded derivative) | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	[1]	(919)	204	(589)
Equity index call options | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		804	(298)	494
Equity index put options | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		2	(1)	0
Reinsurance contract (embedded derivative) | Net investment income
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ (2)	$ 2	$ (2)

[1]	The change in fair value of the embedded derivative includes a favorable adjustment related to unlocking of actuarial assumptions of $181 million in 2019 and losses of $44 million in 2018 and $25 million in 2017.